AIG Life Insurance Company
One Alico Plaza
P.O Box 667
Wilmington, DE 19899-0667
302 594-2987

March 29, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:          AIG Life Insurance Company
             Variable Account I
             File Nos. 33-16708,33-39171 and 33-58504

Gentlemen:

Please note that the filing fee has been submitted under Registration Number 33-16708

Sincerely,

Edward Bacon
Director Variable Products Accounting

AIG Life Insurance Company
One Alico Plaza
P.O. Box 667
Wilmington, DE  19899-0667
302 594-2987

March 29, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      AIG Life Insurance Company
         Variable Account I
         File Nos. 33-16708, 33-39171 and 33-58504

Gentlemen:

I am Associate General Counsel AIG Life Insurance Company (the "Company"), a Delaware stock life insurance corporation. In connection with the offering of Deferred Variable Annuity Contracts (the "Contracts") of Variable Account I (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Contracts, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non-assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form N-4 filed under the Securities Act of 1933 as Registration Numbers 33-16708, 33-39171 and 33-58504.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.

Sincerely,


Kenneth D. Walma
Associate General Counsel

                                Rule 24f-2 Notice
                                       For
                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                    FILE NOS. 33-16708; 33-39171 AND 33-58504


Fiscal period for which notice is filed                                                             12/31/98

Securities registered and unsold at the beginning of the fiscal year                                       0

Securities registered during this year other than pursuant to Rule 24f-2                                   0

Sale price of accumulation units sold during fiscal year ending December 31,
1998                                                                                           $ 562,249,514

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 1998                                                                              $ 562,249,514

Redemption of price of accumulation units redeemed during the fiscal year
ending December 31, 1998                                                                       $ 126,162,684

Total amount upon which fee calculation is based                                               $ 436,086,830

Fee submitted (.000278)                                                                        $     121,232





                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                                BY HOWARD GUNTON



                                  HOWARD GUNTON
                SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER